Goodwill (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Goodwill (Details) [Line Items]
Discount rate	10.41%
Long term growth rate	10.20%
Subscription and Licensing Business [Member]
Goodwill (Details) [Line Items]
Cash flow projections, percentage	15.86%	19.70%
Growth rate percentage	3.00%	3.00%
Smart Music Learning Business [Member]
Goodwill (Details) [Line Items]
Cash flow projections, percentage	14.47%	19.70%
Growth rate percentage	3.00%	3.00%
Discount rate	24.88%
Music Events and Performances Business [Member]
Goodwill (Details) [Line Items]
Cash flow projections, percentage	13.56%	21.70%
Growth rate percentage	3.00%	3.00%
Cash flows beyond period	5 years